Loans Receivable - Schedule of Carrying Amount of Acquired Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable [Line Items]
Acquired Impaired Loans	$ 66,077	$ 213,645
Acquired Performing Loans	653,716	879,111
Balance at end of period	719,793	1,092,756
Commercial Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	14,904	170,499
Acquired Performing Loans	409,453	557,395
Balance at end of period	424,357	727,894
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	28,223	20,232
Acquired Performing Loans	125,802	166,932
Balance at end of period	154,025	187,164
Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	22,950	22,914
Acquired Performing Loans	118,461	154,784
Balance at end of period	141,411	177,698
Real Estate [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	14,904	167,742
Acquired Performing Loans	372,428	473,101
Balance at end of period	387,332	640,843
Business [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		2,757
Acquired Performing Loans	37,025	84,294
Balance at end of period	37,025	87,051
Residential 1-4 Family [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	28,223	20,232
Acquired Performing Loans	125,802	166,932
Balance at end of period	154,025	187,164
Construction/ Owner Occupied [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans
Acquired Performing Loans
Balance at end of period
Home Equity [Member] | Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	21,768	22,094
Acquired Performing Loans	115,354	152,118
Balance at end of period	137,122	174,212
Indirect Automobile [Member] | Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans
Acquired Performing Loans
Balance at end of period
Consumer - Other [Member] | Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	1,182	820
Acquired Performing Loans	3,107	2,666
Balance at end of period	$ 4,289	$ 3,486